Impairments (Tables)	6 Months Ended
Jun. 30, 2020
Impairment Of Assets [Abstract]
Summary of Commodity Price Assumptions Applied in Impairment Testing	The near-term commodity price assumptions applied in impairment testing in the second quarter 2020 were as follows:

Commodity price assumptions [A]	2020	2021	2022	2023
Brent crude oil ($/b)	35	40	50	60
Henry Hub natural gas ($/MMBtu)	1.75	2.50	2.50	2.75
[A] Money of the day.